Depreciation, amortization and impairment	12 Months Ended
Dec. 31, 2024
Disclosure Of Depreciation Amortization And Imapirment [Abstract]
Depreciation, amortization and impairment	Depreciation, amortization and impairment
Depreciation, amortization and impairment expenses incurred during the years ended 31 December 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Depreciation and impairment of property, plant and equipment (see Note 12)	17,105	14,353	9,807
Depreciation of right of use assets (see Note 13)	13,377	8,913	9,869
Amortization and impairment of intangible assets (see Note 15)	819	2,723	3,488
	31,301	25,989	23,164
Depreciation, amortization and impairment expenses are included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2024	2023	2022
Cost of product revenue	18,683	15,582	10,053
Research and development expenses	8,359	6,886	9,757
General and administrative expenses	4,259	3,521	3,354
Total depreciation, amortization and impairment expense	31,301	25,989	23,164